17 Property, Plant and Equipment (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint operations [line items]
Joint operations	R$ 1,349,434	R$ 1,393,501
HPP Maua (Consorcio Energetico Cruzeiro do Sul) [member]
Disclosure of joint operations [line items]
Share	51.00%
Joint operations	R$ 649,290	670,706
HPP Baixo Iguacu [member]
Disclosure of joint operations [line items]
Share	30.00%
Joint operations	R$ 700,144	722,795
In Service [member] | Accumulated Depreciation [member]
Disclosure of joint operations [line items]
Annual average depreciation rate	3.43%
Joint operations	R$ (235,454)	(206,000)
In Service [member] | HPP Maua (Consorcio Energetico Cruzeiro do Sul) [member]
Disclosure of joint operations [line items]
Joint operations	859,917	859,917
In Service [member] | HPP Baixo Iguacu [member]
Disclosure of joint operations [line items]
Joint operations	R$ 691,833		R$ 692,593
In Progress [member] | Accumulated Depreciation [member]
Disclosure of joint operations [line items]
Annual average depreciation rate	3.29%
Joint operations	R$ (41,803)	(19,038)
In Progress [member] | HPP Maua (Consorcio Energetico Cruzeiro do Sul) [member]
Disclosure of joint operations [line items]
Joint operations	24,827	16,789
In Progress [member] | HPP Baixo Iguacu [member]
Disclosure of joint operations [line items]
Joint operations	R$ 50,114	R$ 49,240